NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission income:
Fee and commission income	£ 2,308	£ 2,756	£ 2,848
Fee and commission expense	(1,148)	(1,350)	(1,386)
Net fee and commission income	1,160	1,406	1,462
Current accounts
Fee and commission income:
Fee and commission income	615	659	650
Credit and debit card fees
Fee and commission income:
Fee and commission income	748	982	993
Commercial banking and treasury fees
Fee and commission income:
Fee and commission income	274	248	305
Unit trust and insurance broking
Fee and commission income:
Fee and commission income	146	206	221
Private banking and asset management
Fee and commission income:
Fee and commission income	6	69	97
Factoring
Fee and commission income:
Fee and commission income	76	103	83
Other fees and commissions
Fee and commission income:
Fee and commission income	£ 443	£ 489	£ 499